Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2019
Additional Financial Information of Parent Company
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In RMB except for share data)

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	10,424,536	40,043,612	5,751,905
Other current assets	446,736	535,595	76,933
Total current assets	10,871,272	40,579,207	5,828,838
Investment in subsidiaries and VIE	1,144,961,352	963,676,905	138,423,526
Property and equipment, net	32,409	—	—
Other non-current assets	418,307	—	—
Loan to subsidiaries	197,998,064	200,610,890	28,815,951
Total Assets	1,354,281,404	1,204,867,002	173,068,315
LIABILITIES
Other current liabilities	2,424,155	4,250,542	610,552
Amounts due to related parties — non-current	12,845,906	13,057,409	1,875,579
Total Liabilities	15,270,061	17,307,951	2,486,131
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 201,479,446 and 201,737,272 shares issued and outstanding, as of December 31, 2018 and 2019, respectively)	631,715	632,601	90,867
Additional paid-in capital	1,138,107,676	1,150,352,309	165,237,770
Retained earnings	147,118,546	(17,567,529)	(2,523,418)
Accumulated other comprehensive income	53,153,406	54,141,670	7,776,965
Total shareholders’ equity	1,339,011,343	1,187,559,051	170,582,184

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	1,354,281,404	1,204,867,002	173,068,315

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In RMB)

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Revenues	—	—	2,051,459	294,674
Cost of revenues	(2,433,718)	(187,196)	—	—
Selling expenses	(1,574,380)	(3,418,127)	(7,225,289)	(1,037,848)
General and administrative expenses	(35,254,910)	(24,195,705)	(14,615,621)	(2,099,403)
Other income (loss)	290,197	2,345,741	(2,938,226)	(422,050)
Interest income	4,862	1,502	—	—
Loss before taxes and loss from equity in subsidiaries and VIEs	(38,967,949)	(25,453,785)	(22,727,677)	(3,264,627)
Income (loss) from equity in subsidiaries and VIEs	448,460,128	(362,290,233)	(141,958,398)	(20,391,047)
Net income (loss)	409,492,179	(387,744,018)	(164,686,075)	(23,655,674)
Other comprehensive (loss) income	(36,401,114)	12,382,963	(3,272,053)	(470,002)
Comprehensive income (loss) attributable to ordinary shareholders	373,091,065	(375,361,055)	(167,958,128)	(24,125,676)

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In RMB)

	Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Cash flows from operating activities:
Net income (loss)	409,492,179	(387,744,018)	(164,686,075)	(23,655,674)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	30,455,939	18,108,942	9,583,596	1,376,597
Depreciation	10,890	20,227	32,409	4,655
(Loss) income from equity in subsidiaries and VIEs	(448,460,128)	362,290,233	141,958,398	20,391,047
Changes in operating assets and liabilities:
Other receivables	20,811,000	—	—	—
Other current assets	527,481	222,416	(88,859)	(12,764)
Other non-current assets	(333,357)	(84,950)	418,307	60,086
Other current liabilities	1,349,551	431,312	1,826,388	262,344
Net cash provided by (used in) operating activities	13,853,555	(6,755,838)	(10,955,836)	(1,573,709)

Cash flows from investing activities:
Collection of loan to subsidiaries	1,896,887	5,572,843	647,137	92,955
Purchases of property and equipment, intangible assets	(63,527)	—	—	—
Investment in Up Capital	(17,172,335)	—	—	—
Proceeds from disposal of Up Capital	—	—	33,999,151	4,883,672
Investment in Non-linear	(4,108,940)	—	—	—
Net cash (used in) provided by investing activities	(19,447,915)	5,572,843	34,646,288	4,976,627

Cash flows from financing activities:
Exercise of options	11,678,547	3,267,210	29,636	4,257
Dividend paid by Jupai Holdings	(111,196,228)	(126,355,510)	—	—
Net cash (used in) provided by financing activities	(99,517,681)	(123,088,300)	29,636	4,257
Effect of exchange rate changes	(10,039,644)	(12,762,126)	5,898,988	847,339
Net (decrease) increase in cash and cash equivalents	(115,151,685)	(137,033,421)	29,619,076	4,254,514
Cash and cash equivalents — beginning of year	262,609,642	147,457,957	10,424,536	1,497,391
Cash and cash equivalents — end of year	147,457,957	10,424,536	40,043,612	5,751,905

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit as “Income from equity in subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income.

2.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

3.

As of December 31, 2019, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

4.

Translations of amounts from RMB into USD are solely for the convenience of the readers and were calculated at the rate of USD1.00 for RMB6.9618 on December 31, 2019, representing the certificated exchange rate published by the Federal Reserve Board.